OMB APPROVAL

OMB Number: 3235-0570

Expires: Nov. 30, 2005

Estimated average burden

hours per response: 5.0

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO. 811-07698

IOWA SCHOOLS JOINT INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
665 Locust Street
DES MOINES, IOWA 50312

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
RONALD M. RICE
IOWA ASSOCIATION OF SCHOOL BOARDS
700 2ND AVENUE, SUITE 200
DES MOINES, IOWA 50309-1731

(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF ALL COMMUNICATIONS TO:
NOLDEN GENTRY, ESQ.
BRICK, GENTRY, BOWERS, ET AL
550 39TH STREET, SUITE 200
DES MOINES, IOWA 50312

Mary Dotterer
665 Locust Street
Des Moines, Iowa 50312

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 245-2459

DATE OF FISCAL YEAR END: 06/30/2003

DATE OF REPORTING PERIOD: 12/31/2003

ITEM 1. REPORTS TO UNITHOLDERS.

IOWA SCHOOLS JOINT

INVESTMENT TRUST

Interim Financial Report

December 31, 2003

www.isjit.org

Sponsored by the

Iowa Association of School Boards

Table of Contents

Trustee's Report	1
Management Discussion	2
Statement of Net Assets - Diversified Portfolio	3
Statement of Net Assets - Diversified Portfolio	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Board of Trustees and Service Providers	12

Trustees' Report

To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2003. During this six-month period the Federal Reserve held short-term interest rates constant.

Investment rates for ISJIT were stable during the first half of the period. Due to the competitive request for proposals and the consequent change in service providers, investment rates for ISJIT increased significantly during the second half of the period.

ISJIT continues to focus on the three key investment objectives that have served participants well since the inception of ISJIT: safety of principal, maintaining adequate liquidity, and providing a competitive yield, in that order of priority.

ISJIT's investment vehicles continue to serve participants well. As of December 31, 2003, more than 350 school corporations, community colleges, area education associations, and other eligible organizations were authorized to invest in ISJIT pursuant to Iowa Code chapter 28E. Total assets invested in the Diversified Fund, Direct Government Obligation Fund, and the fixed term program approached $400 million on given days during the period.

The Board of Trustees is pleased with the success of ISJIT and the important role ISJIT plays in serving participants cash management needs. We continue to examine potential enhancements to ISJIT that would provide additional features. We welcome your comments and suggestions regarding enhancements that would be valuable to you. Our goal is to provide a cash management program that is responsive to your needs.

Cordially yours,

Jane Lichtenstein, Chair
Board of Trustees

Management Discussion

As investors from all sectors - both public and private - look back on 2003, the word "rebound" seems to be at the forefront of water cooler vernacular. While interest rates remain at record lows, it seemed that "Springtime" for investors was finally starting to thaw the cold hard reality of an uncomfortably low interest rate environment.

Some of this is indeed true. Economic and labor statistics portrayed a thawing effect throughout the past year. Strong retail sales, improving consumer confidence, favorable prices, and the improving job market all contributed to an increasingly warm attitude about our cold economy. Rising corporate profits, a resurgence in manufacturing activity, and an anticipated rebound for European and Asian economies point to continued gains in the U.S. for the coming year. Business investment is also widely anticipated to improve over the course of 2004 - always a good sign.

One of the key components currently driving the Fed's decision making is consumer spending. Consequently, economists will likely watch employment data with a keen eye for signs of rising income. While consumption in the past year received a significant boost from tax cuts and mortgage refinancing, these benefits are expected to fade after the first quarter. With debt burdens at a high percentage of income, consumers are believed to have only limited ability to assume additional debt and will be more reliant on wage growth to increase spending. With so many other economic indicators blinking positive, the market will surely be waiting.

The Fed's statement following their December meeting gave a clear message of continued low interest rates for the foreseeable future. The yield curve has taken this information in stride, and in particular short-term yields have remained quite steady. The Fed rate is still only 1.0% - indeed a hard reality for public funds. Across the market, however, short-term cash management portfolios such as ISJIT have generally reported average maturities of between 50-60 days, reflecting a reluctance of short-term cash managers to venture very far out the yield curve. In other words, it appears that the market may be expecting short- term rates to rise at some point in 2004, even if the general message from the Fed is stability. For ISJIT, we are cautious, but optimistic. Given the nature of our economy since 9/11, stability and predictability is anything but guaranteed.

Looking ahead, everything points to continued growth for the economy and a continued hope that investment rates will follow on a slow, controlled path of growth. With cold weather outside, we can only hope that our toasty economy will share the warmth with short-term investors and bring some long awaited relief from the bitter cold.

Sincerely,

Scott Cabalka

Senior Fixed Income Portfolio Manager
Vice President
Voyageur Asset Manager Inc.

IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
December 31, 2003
(SHOWING PERCENTAGE OF NET ASSETS)

Par Value	Description	Yield at Time of Purchase	Due Date	Amortized Cost
DISCOUNTED GOVERNMENT SECURITIES -- 70.95%
$15,000,000	Federal Home Loan Bank, Discount Note	1.08%	02/18/04	$14,978,563
9,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.05%	01/22/04	8,994,225
4,000,000	Federal Home Loan Bank, Discount Note	1.09%	03/03/04	3,992,558
20,000,000	Federal National Mortgage Association, Discount Note	1.05%	01/08/04	19,995,422
12,000,000	Federal National Mortgage Association, Discount Note	1.05%	01/12/04	11,995,800
10,000,000	Federal National Mortgage Association, Discount Note	1.03%	01/16/04	9,988,972
10,000,000	Federal National Mortgage Association, Discount Note	1.07%	01/21/04	9,993,758
25,000,000	Federal National Mortgage Association, Discount Note	1.08%	01/28/04	24,979,097
20,000,000	Federal National Mortgage Association, Discount Note	1.02%	02/02/04	19,981,300
10,000,000	Federal National Mortgage Association, Discount Note	1.07%	02/04/04	9,989,646
29,540,000	Federal National Mortgage Association, Discount Note	1.05%	02/11/04	29,504,503
3,000,000	Federal National Mortgage Association, Discount Note	1.14%	03/08/04	2,993,761
10,000,000	Federal National Mortgage Association, Discount Note	1.13%	03/31/04	9,971,436
	TOTAL (cost -- $177,359,042)			$177,359,042

COUPON SECURITIES --14.34%
$1,000,000	Federal Home Loan Bank 6.89%	1.19%	4/6/2004	$1,014,964
5,000,000	Federal Home Loan Bank Series 180 5.375%	1.03%	1/5/2004	5,002,883
3,230,000	Federal Home Loan Mortgage Corporation, 3.8%	1.42%	10/29/2004	3,293,088
5,000,000	Federal Home Loan Mortgage Corporation, 5%	1.15%	1/15/2004	5,007,704
6,282,000	Federal Home Loan Mortgage Corporation, 5.25%	1.13%	2/15/2004	6,314,039
4,265,000	Federal National Mortgage Assn 5.125%	1.04%	2/13/2004	4,285,496
4,000,000	Federal National Mortgage Assn 5.625%	1.15%	5/14/2004	4,065,921
2,292,000	Federal National Mortgage Association, 4.75%	1.16%	3/15/2004	2,308,736
3,521,000	Federal National Mortgage Association, 3%	1.18%	6/15/2004	3,550,457
1,000,000	Sallie Mae Floating Quarterly Rate Note, 1.121%*	1.01%	1/9/2004	1,000,036
	TOTAL (cost -- $35,843,324)			$35,843,324

CORPORATE BONDS--1.88%
4,710,000	Private Export Funding Corp	1.05%	02/04/04	$4,704,968

US GOVERNMENT OBLIGATIONS -- 1.59%
4,000,000	Principal Treasury Receipt	1.22%	08/15/04	$3,969,988

CERTIFICATES OF DEPOSIT -- 4.14%
$1,000,000	State Savings Bank, Baxter	2.00%	01/09/04	$1,000,000
250,000	Ft. Madison Bank & Trust	2.00%	01/16/04	250,000
500,000	First Central State Bank-Dewitt	1.15%	01/20/04	500,000
250,000	Ft. Madison Bank & Trust	2.00%	01/22/04	250,000
250,000	Citizens Bank, Sac City	1.38%	02/23/04	250,000
100,000	Maxwell State Bank, Maxwell	1.75%	03/22/04	100,000
250,000	First State Bank, Huxley	1.75%	04/14/04	250,000
500,000	Fort Madison Bank & Trust	1.75%	04/30/04	500,000
500,000	Freedom Financial - West Des Moines	1.35%	06/09/04	500,000

See accompanying notes to financial statements.
*Denotes floating rate investment with interest rate as of December 31, 2003.

IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited), continued
December 31, 2003
(SHOWING PERCENTAGE OF NET ASSETS)
Par Value	Description	Yield at Time of Purchase	Due Date	Amortized Cost
1,500,000	Union State Bank-Winterset	1.55%	09/07/04	1,500,000
500,000	Peoples Bank - Rock Valley	1.55%	09/08/04	500,000
500,000	First American State Bank	1.55%	09/14/04	500,000
250,000	Citizens Bank, Sac City	1.55%	09/20/04	250,000
500,000	First Central State Bank	1.35%	06/21/04	500,000
2,000,000	St Ansgar State Bank	1.20%	01/28/04	2,000,000
1,000,000	Liberty Bank	1.46%	06/01/04	1,000,000
500,000	First American State Bank	1.35%	06/30/04	500,000
	TOTAL (cost -- $10,350,000)			$10,350,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 6.93%
$17,330,000	Merrill Lynch, Repurchase Agreement	0.9%	01/02/04	$17,330,000
	TOTAL (cost -- $17,330,000)			$17,330,000

TOTAL INVESTMENTS -- 99.84% (cost -- $249,557,322)				$249,557,322

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.16%
	(Includes $91,162 fees payable and $136,727
	dividends payable to unitholders)			$407,192

NET ASSETS -- 100%
	Applicable to 249,964,514 outstanding units			$249,964,514

NET ASSETS VALUE:
	Offering and redemption price per unit ($249,964,514
	divided by 249,964,514 units outstanding)			$1.00

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS -- DECEMBER 31, 2003
(SHOWING PERCENTAGE OF NET ASSETS)

Par Value	Description	Yield at Time of Purchase	Due Date	Amortized Cost

COUPON SECURITIES -- 30.85%
$1,000,000	Principal Treasury Receipt	1.22%	08/15/04	$992,563
$5,000,000	United States Treasury Note 3%	0.98%	02/29/04	$5,016,545
$1,000,000	United States Treasury Note 3.375%	1.00%	04/30/04	$1,007,805
$1,000,000	United States Treasury Note 2.875%	1.10%	06/30/04	$1,008,776
$3,000,000	U.S. Govt Agency Stripped Coupon	1.06%	02/15/04	$2,996,173
	TOTAL (cost -- $11,013,925)			$11,021,862

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities)--45.04%
$16,092,000	Merrill Lynch, Repurchase Agreement	0.75%	01/02/04	$16,092,000
	TOTAL (cost -- $16,092,000)			$16,092,000

U S TREASURY BILLS -- 13.96%
5,000,000	US Treasury Bill	1.00%	04/01/04	$4,987,478
	TOTAL (cost -- $4,987,478)			$4,987,478

CORPORATE BONDS -- 10.02%
1,525,000	Private Export Funding Corp 6.31%	1.20%	09/30/04	$1,582,904
2,000,000	Private Export Funding Corp 0%	1.05%	02/04/04	$1,997,863
	TOTAL (cost -- $3,580,767)			$3,580,767

TOTAL INVESTMENTS -- 99.87% (cost -- $35,677,264)				$35,682,107

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 0.13%
	(Includes $15,311.05 fees payable and $19,096.73			47,863
	dividends payable to unitholders)

NET ASSETS -- 100%
	Applicable to 35,729,970 outstanding units			$35,729,970

NET ASSETS VALUE:
	Offering and redemption price per unit ($35,729,970
	divided by 35,729,970 units outstanding)			$1.00

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2003 to December 31, 2003

		Direct Government
	Diversified Portfolio	Obligation Portfolio

INVESTMENT INCOME:
Interest	$1,149,750	$208,825

EXPENSES:
Investment advisory fees	101,594	21,639
Administrative fees	143,897	29,554
Marketing fees	99,262	19,812
Custody fees	50,690	10,444
Distribution fees	104,769	20,889
Other fees and expenses	31,431	6,267

Total Expenses	531,643	108,605

NET INVESTMENT INCOME	$618,107	$100,220

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2003 to December 31, 2003

		Direct Government
	Diversified Portfolio	Obligation Portfolio

From Investment Activities:
Net investment income
distributed to unitholders	$618,107	$100,220

From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	$311,253,828	$12,968,870
Units issued in reinvestment
of dividends from net
investment income	618,107	100,220
Units redeemed	(215,671,123)	(20,148,469)
Net increase (decrease) in net assets
derived from unit transactions	96,200,812	(7,079,379)

Net assets at beginning of period	268,586,563	38,747,636

Net assets at end of period	$364,787,375	$31,668,257

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period*	2003	2002	2001	2000	1999

Iowa Schools Joint Investment Trust
Diversified Portfolio

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.003	0.011	0.028	0.060	0.047
Dividends Distributed	(0.003)	(0.011)	(0.028)	(0.060)	(0.047)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.63%	1.13%	2.76%	5.98%	4.75%
Ratio of Expenses to Average Net Assets	0.51%	0.59%	0.59%	0.59%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.59%	1.13%	2.76%	5.98%	4.75%
Net Asset Value, End of Period (000 Omitted)	$258,446	$274,547	$277,564	$282,280	$238,922

Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period*	2003	2002	2001	2000	1999

Iowa Schools Joint Investment Trust
Direct Government Obligation Portfolio

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.002	0.010	0.024	0.059	0.046
Dividends Distributed	(0.002)	(0.010)	(0.024)	(0.059)	(0.046)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.46%	1.03%	2.41%	5.89%	4.60%
Ratio of Expenses to Average Net Assets	0.52%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.48%	1.03%	2.41%	5.89%	4.60%
Net Asset Value, End of Period (000 Omitted)	$35,730	$39,708	$44,265	$37,989	$34,179

*For the six month period ending December 31, annualized.

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST

Notes to Financial Statements (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Voyageur Asset Management Inc. serves as Investment Adviser, Bankers Trust Company serves as Administrator and Midamerica Investment Advisory Group, Inc. is the Marketer, and Wells Fargo Bank, N.A. serves as the Custodian.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 2003 the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $17,330,000 and $16,092,000 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

IOWA SCHOOLS JOINT INVESTMENT TRUST

Notes to Financial Statements (Unaudited), continued

Unit Issues, Redemptions, and Distributions

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

Income Taxes

ISJIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with ISJIT, Voyageur Asset Management Inc. (Voyageur), the Investment Adviser, Bankers Trust Company (BTC), the Administrator, Midamerica Investment Advisory Group, Inc, (MIAGI), the Marketer and Wells Fargo Bank, N.A. (Wells Fargo), the Custodian, are paid an annual fee for operating the investment programs.

For advisory services provided to the Diversified and Direct Government Obligation Portfolio, Voyageur receives .060 percent of the average daily net asset value up to $100 million, .050 percent from $100 to $200 million and .025 percent exceeding $200 million. This Voyageur fee schedule includes a fee waiver to ISJIT for advisory services. Beginning April 1, 2004, Voyageur will receive ..120 percent of the average daily net asset value up to $100 million, .100 percent from $100 to $200 million and .050 percent exceeding $200 million for advisory services. For administrator services provided to the Diversified and Direct Government Obligation Portfolio, BTC receives .110 percent of the average daily net asset value up to $150 million, .100 percent from $150 to $300 million and .090 percent exceeding $300 million. For marketing services provided to the Diversified and Direct Government Obligation Portfolio, MIAGI receives .090 percent of the average daily net asset value. For custodial services provided to the Diversified and Direct Government Obligation Portfolio, Wells Fargo receives ..050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, .040 percent from $200 to $250 million and ..035 percent exceeding $250 million. For the months of July, August and September IMG provided advisory, marketing and administrative services to the Diversified and Direct Government Obligation Portfolios at .425 percent of the average daily net asset value up to $150 million, .390 percent from $150 to $200 million, .375 percent from $200 to $250 million, and .350 percent exceeding $250 million.

For the six months ended December 31, 2003, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $101,594 and $21639, respectively, for advisory services provided. For the six months ended December 31, 2003, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $143,897 and $29,554, respectively, for administrative services provided. For the six months ended December 31, 2003, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $99,262 and $19,812, respectively, for marketing services provided. For the six months ended December 31, 2003, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $50,690 and $10,444, respectively, to Wells Fargo for custodial services provided.

Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For six months ended December 31, 2003, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $104,769 and $20,889, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

IOWA SCHOOLS JOINT INVESTMENT TRUST

Notes to Financial Statements (Unaudited), continued

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $8,867,627,615 and $3,873,781,545, respectively, for the six month period ended December 31, 2003. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $8,725,246,656 and $3,839,622,000, respectively, for the six month period ended December 31, 2003.

BOARD OF TRUSTEES

Jane Lichtenstein, Chair, Durant

Susan McDermott, Vice Chair, Cedar Rapids

Paul Bobek, Treasurer, Iowa City

Ron Rice, Secretary, IASB Executive Director

Larry Sigel, Asst. Secretary, IASB School Finance Director

Veronica Stalker, Trustee, Waukee

Don Friedrichsen, Trustee, Galva-Holstein

Richard VandeKieft, Trustee, Cedar Falls

SERVICE PROVIDERS

Investment Adviser:
 Voyageur Asset Management Inc.
90 South 70th Street, Suite 4300
Minneapolis, MN 55402-4108

Administrator:
 Bankers Trust Company
665 Locust Street
Des Moines, IA 50309

Marketer:
 Midamerica Investment Advisory Group, Inc.
665 Locust Street
Des Moines, IA 50309

Custodian:
 Wells Fargo Bank, N.A.
666 Walnut, P.O. Box 837
Des Moines, IA 50304

Legal Counsel:
 Brick, Gentry, Bowers, et al
550 39th Street, Suite 200
Des Moines, IA 50312

Independent Auditors:
 KPMG LLP
2500 Ruan Center
Des Moines, IA 50309

IOWA SCHOOLS JOINT INVESTMENT TRUST
www.isjit.org
665 Locust Street, P.O. Box 897
Des Moines, Iowa 50304-0897
(800) 872-0140

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THERE WAS NO AMENDMENT TO THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) FILED AS EXHIBIT 10 WITH FORM N-CSR.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA SCHOOLS JOINT INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-872-0140.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an Audit Committee. All Board members are independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant's tax returns.

June 30, 2003, $10,900

June 30, 2002, $10,600

(b)NOT APPPLICABLE.

(c)SEE ITEM 4(A)

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

Item 5. Reserved.

Item 6. Reserved.

ITEM 7. NOT APPLICABLE.

Item 8. Reserved.

ITEM 9. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF February 5, 2004, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 10. EXHIBITS.

(A) Annually filed the Code of Ethics with the August 29, 2003 filing.

(B) A Certificate from the Chief Executive Officer and the Chief Financial Officer are attached as exhibits.

(C) The Iowa Schools Joint Investment Trust December 31, 2003 Semi-Annual Report filed February 27, 2004 is filed as Item 1 of Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA SCHOOLS JOINT INVESTMENT TRUST

By:

Jane Lichtenstein, Chair and Trustee
Date: February 27, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By:

Name: Ronald M. Rice
Title: Chief Executive Officer
Date: February 27, 2004

Signature and Title

By:

Name: Lawrence Charles Sigel
Title: Chief Financial Officer
Date: February 27, 2004